Note 8 Transfer between levels (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	€ 562	€ 8	€ 1
Transfers into Level 3 of fair value hierarchy, liabilities	0	3	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	562	8	1
Transfers into Level 3 of fair value hierarchy, liabilities	0	3	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	924	1,460	74
Transfers into Level 3 of fair value hierarchy, assets	2	11	0
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	8	9	0
Transfers into Level 3 of fair value hierarchy, assets	0	11	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	143	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	596	484	6
Transfers into Level 3 of fair value hierarchy, assets	17	0	6
Level 1 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	1,528	2,096	79
Transfers into Level 3 of fair value hierarchy, assets	19	22	6
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	24	0	0
Transfers out of level 2 into level 3	57	180	0
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	38	56	27
Level 2 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	0	0	27
Level 2 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	24	0	0
Transfers out of level 2 into level 3	95	236	54
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	35	203	1,119
Transfers out of level 2 into level 3	184	548	502
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	4	23
Transfers out of level 2 into level 3	0	0	2
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	506	135	4
Transfers out of level 2 into level 3	50	96	209
Level 2 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	0	8	26
Level 2 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	542	342	1,145
Transfers out of level 2 into level 3	234	652	739
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	15	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	95	13	0
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	65	27	2,679
Level 3 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	0	0	125
Level 3 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	15	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	160	40	2,804
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	10	4	1
Transfers out of level 3 into level 2 of fair value hierarchy assets	637	98	160
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	14	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	23	17	44
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	1
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	6	6	454
Level 3 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	0	10
Level 3 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	24	4	2
Transfers out of level 3 into level 2 of fair value hierarchy assets	€ 665	€ 121	€ 667